PROPERTY PLANT AND EQUIPMENT - Disclosure of Property, Plant and Equipment (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 13,982	$ 13,982
Balance at end of period		13,119	$ 13,982
Right-of-use assets		1,250	1,252
GrafTech International Ltd.
Reconciliation of changes in property, plant and equipment [abstract]
Dispositions	(505)
Property, plant and equipment derecognized	505
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	18,004	18,004	16,502
Additions		582	1,526
Dispositions		(948)	(599)
Acquisitions through business combinations		69	79
Assets reclassified as held for sale		(18)	(56)
Foreign currency translation and other		(35)	552
Balance at end of period		17,654	18,004
Property, plant and equipment derecognized		948	599
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ (4,022)	(4,022)	(2,610)
Dispositions		387	316
Assets reclassified as held for sale		11	26
Foreign currency translation and other		(31)	(68)
Depreciation/depletion/impairment expense		(880)	(1,686)
Balance at end of period		(4,535)	(4,022)
Property, plant and equipment derecognized		$ (387)	$ (316)